UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Growth Fund of America®
Investment portfolio

May 31, 2011
unaudited

Common stocks — 93.56%	Shares	Value (000)

INFORMATION TECHNOLOGY — 19.49%
Apple Inc.1	11,490,000	$3,996,567
Oracle Corp.	116,038,676	3,970,843
Microsoft Corp.	78,020,100	1,951,283
Google Inc., Class A1	3,676,236	1,944,802
EMC Corp.1	57,725,000	1,643,431
QUALCOMM Inc.	25,380,194	1,487,026
Corning Inc.	70,045,000	1,411,407
Texas Instruments Inc.	37,679,000	1,330,069
Samsung Electronics Co. Ltd.2	1,234,200	1,034,535
Yahoo! Inc.1	56,579,460	936,390
First Solar, Inc.1,3	5,568,900	691,936
Linear Technology Corp.3	19,850,000	686,611
Intel Corp.	30,000,000	675,300
Visa Inc., Class A	8,246,400	668,453
International Business Machines Corp.	3,735,000	630,953
Accenture PLC, Class A	9,600,000	550,944
Baidu, Inc., Class A (ADR)1	3,766,000	511,084
Intuit Inc.1	8,915,000	481,143
Taiwan Semiconductor Manufacturing Co. Ltd.2	119,092,000	318,376
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,350,000	155,041
KLA-Tencor Corp.3	10,940,000	471,514
eBay Inc.1	14,000,000	436,380
Automatic Data Processing, Inc.	7,805,000	430,133
Avago Technologies Ltd.3	12,261,220	414,307
Electronic Arts1	16,590,000	404,962
Altera Corp.	8,000,000	384,720
Juniper Networks, Inc.1	10,000,000	366,100
Xilinx, Inc.	8,367,400	298,549
Flextronics International Ltd.1,3	40,080,464	290,182
TE Connectivity Ltd.	7,363,000	271,179
FLIR Systems, Inc.	7,498,000	271,053
Murata Manufacturing Co., Ltd.2	4,200,000	265,038
MediaTek Inc.2	22,709,996	254,232
Motorola Solutions, Inc.1	4,900,000	234,563
Fidelity National Information Services, Inc.	6,513,700	209,611
Quanta Computer Inc.2	78,014,258	177,617
ASML Holding NV (New York registered)	2,977,778	116,163
ASML Holding NV2	1,130,000	44,100
Analog Devices, Inc.	3,462,659	142,558
SAP AG2	2,285,000	142,185
Akamai Technologies, Inc.1	3,335,000	113,173
National Instruments Corp.	3,793,823	110,780
Nokia Corp. (ADR)	13,089,474	91,888
Cisco Systems, Inc.	5,000,000	84,000
AOL Inc.1	3,993,164	82,139
Redecard SA, ordinary nominative	4,364,500	65,837
Maxim Integrated Products, Inc.	2,222,120	60,553
Rohm Co., Ltd.2	1,005,000	57,614
Comverse Technology, Inc.1	6,000,000	44,580
Lender Processing Services, Inc.	1,550,000	41,199
HTC Corp.2	889,000	37,997
Advanced Micro Devices, Inc.1	3,800,000	32,984
AVEVA Group PLC2	1,000,000	27,467
Applied Materials, Inc.	1,900,000	26,182
Hewlett-Packard Co.	580,000	21,680
Paychex, Inc.	586,000	18,928
Western Union Co.	890,000	18,298
Monster Worldwide, Inc.1	1,114,500	17,186
		31,653,825

CONSUMER DISCRETIONARY — 15.41%
Amazon.com, Inc.1	12,530,000	2,464,526
Comcast Corp., Class A	64,882,100	1,637,624
Comcast Corp., Class A, special nonvoting shares	27,000,000	635,850
Home Depot, Inc.	60,564,400	2,197,276
DIRECTV, Class A1,3	39,670,000	1,993,814
NIKE, Inc., Class B	14,513,600	1,225,674
Time Warner Cable Inc.	14,734,735	1,137,816
News Corp., Class A	59,307,095	1,087,692
Time Warner Inc.	26,380,592	961,045
Johnson Controls, Inc.	22,499,900	890,996
General Motors Co.1	27,174,827	864,431
YUM! Brands, Inc.	15,431,000	853,643
Las Vegas Sands Corp.1	17,885,000	742,943
Walt Disney Co.	17,100,000	711,873
Virgin Media Inc.3	19,765,400	644,747
Kohl’s Corp.	9,720,000	517,493
Sands China Ltd.1,2	193,456,800	503,374
Nikon Corp.2	20,000,000	469,445
Carnival Corp., units	11,820,000	458,734
priceline.com Inc.1	855,000	440,488
Naspers Ltd., Class N2	6,770,000	404,118
Daimler AG2	5,220,000	368,652
McDonald’s Corp.	4,385,000	357,553
Sirius XM Radio Inc.1	151,342,300	355,654
CarMax, Inc.1	11,185,000	331,747
Starbucks Corp.	8,000,000	294,320
Genting Bhd.2	73,494,800	268,614
Marriott International, Inc., Class A	7,000,000	264,670
Lowe’s Companies, Inc.	10,050,000	242,607
AutoNation, Inc.1	6,660,000	233,766
Wynn Resorts, Ltd.	1,500,000	219,780
Shaw Communications Inc., Class B, nonvoting	7,500,000	160,725
Staples, Inc.	9,375,698	157,699
Chipotle Mexican Grill, Inc.1	500,000	144,535
Harley-Davidson, Inc.	3,599,500	133,757
Darden Restaurants, Inc.	2,500,000	126,625
Toyota Motor Corp.2	2,730,000	113,663
Harman International Industries, Inc.	2,252,870	108,070
Li & Fung Ltd.2	46,586,000	103,557
D.R. Horton, Inc.	6,280,000	76,490
Apollo Group, Inc., Class A1	1,705,000	70,093
Toll Corp.1	2,500,000	54,375
		25,030,554

ENERGY — 11.97%
Apache Corp.	18,645,400	2,323,217
Suncor Energy Inc. (CAD denominated)	39,897,388	1,665,737
Suncor Energy Inc.	3,200,000	134,080
Schlumberger Ltd.	20,715,000	1,775,690
EOG Resources, Inc.3	13,709,937	1,496,303
Canadian Natural Resources, Ltd.	19,555,000	851,148
Noble Energy, Inc.	8,734,000	814,009
Devon Energy Corp.	8,459,900	711,224
Southwestern Energy Co.1	15,657,800	685,342
Nexen Inc. (CAD denominated)	16,417,883	378,737
Nexen Inc.	9,185,000	212,173
FMC Technologies, Inc.1	12,000,000	535,560
Occidental Petroleum Corp.	4,840,000	521,994
Tenaris SA (ADR)	10,560,000	514,166
CONSOL Energy Inc.	9,715,213	498,099
Newfield Exploration Co.1	6,495,195	484,477
Talisman Energy Inc.	22,750,000	481,618
Woodside Petroleum Ltd.2	8,995,797	448,715
Denbury Resources Inc.1	19,515,000	428,549
Cimarex Energy Co.	4,275,000	410,101
BG Group PLC2	14,450,000	336,129
Pioneer Natural Resources Co.	3,405,000	312,647
Baker Hughes Inc.	4,215,000	311,615
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	8,339,200	288,786
Technip SA2	2,670,000	287,732
Concho Resources Inc.1,4	2,207,506	208,852
Concho Resources Inc.1	700,000	66,227
Chevron Corp.	2,450,000	257,029
Range Resources Corp.	4,485,000	250,801
Murphy Oil Corp.	3,456,000	238,084
Pacific Rubiales Energy Corp.	8,351,000	233,071
Core Laboratories NV	2,247,345	230,780
Imperial Oil Ltd.	4,522,754	224,632
Peabody Energy Corp.	2,830,000	173,649
ConocoPhillips	2,340,000	171,335
Petrohawk Energy Corp.1	5,690,000	150,614
Cenovus Energy Inc.	4,026,503	148,783
Cobalt International Energy, Inc.1	8,466,200	121,829
Diamond Offshore Drilling, Inc.	680,000	50,096
OAO Gazprom (ADR)2	592,000	8,759
		19,442,389

FINANCIALS — 9.64%
Wells Fargo & Co.	49,067,200	1,392,037
Industrial and Commercial Bank of China Ltd., Class H1,2	1,543,488,335	1,295,161
JPMorgan Chase & Co.	26,828,000	1,160,043
Goldman Sachs Group, Inc.	7,456,000	1,049,283
Citigroup Inc.	25,287,000	1,040,560
Bank of America Corp.	79,533,298	934,516
Agricultural Bank of China, Class H1,2	1,071,645,000	656,476
AIA Group Ltd.1,2	170,594,600	602,621
Bank of New York Mellon Corp.	17,423,800	489,783
Banco Bradesco SA, preferred nominative (ADR)	22,785,281	453,883
American Express Co.	8,096,100	417,759
Fifth Third Bancorp	29,301,000	382,671
HDFC Bank Ltd.2	5,097,193	271,592
HDFC Bank Ltd. (ADR)	540,000	87,928
Berkshire Hathaway Inc., Class A1	2,960	351,574
State Street Corp.	7,508,100	343,646
ACE Ltd.	4,865,000	334,809
ICICI Bank Ltd. (ADR)	6,005,000	286,378
ICICI Bank Ltd.2	1,750,000	42,012
Bank of Nova Scotia	4,990,000	305,730
Aon Corp.	5,793,000	302,105
Housing Development Finance Corp. Ltd.2	17,430,000	264,709
Morgan Stanley	10,000,000	241,600
PNC Financial Services Group, Inc.	3,866,058	241,319
Marsh & McLennan Companies, Inc.	7,387,171	226,565
Credit Suisse Group AG2	5,000,000	215,194
CapitaMalls Asia Ltd.2	163,637,000	212,353
Onex Corp.	5,200,000	195,419
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,460,000	193,142
New York Community Bancorp, Inc.	11,700,000	189,540
Toronto-Dominion Bank	1,610,000	138,774
AMP Ltd.2	22,673,816	126,437
Moody’s Corp.	2,865,000	114,342
Banco Santander, SA2	9,332,751	111,266
Jefferies Group, Inc.	5,000,000	110,700
UBS AG1,2	5,374,666	103,286
Popular, Inc.1	33,528,333	97,232
Northern Trust Corp.	1,910,000	93,189
First Horizon National Corp.	8,059,286	84,703
Genworth Financial, Inc., Class A1	6,959,000	77,314
Zions Bancorporation	3,200,000	76,256
BOK Financial Corp.	1,250,000	66,263
Franklin Resources, Inc.	507,939	65,819
City National Corp.	1,066,475	60,075
Willis Group Holdings PLC	1,210,000	50,215
Regions Financial Corp.	5,700,000	40,242
BB&T Corp.	930,000	25,612
Discover Financial Services	910,000	21,694
Weyerhaeuser Co.	422,321	9,097
Washington Mutual, Inc.1	24,571,428	4,423
		15,657,347

HEALTH CARE — 9.43%
Allergan, Inc.3	15,955,400	1,319,990
Merck & Co., Inc.	31,598,762	1,161,255
Gilead Sciences, Inc.1	26,712,693	1,114,988
Biogen Idec Inc.1	11,307,400	1,071,150
UnitedHealth Group Inc.	19,405,000	949,875
Amgen Inc.1	13,103,900	793,310
Medco Health Solutions, Inc.1	12,391,200	741,737
Intuitive Surgical, Inc.1,3	1,964,600	685,645
St. Jude Medical, Inc.	12,488,000	632,767
Stryker Corp.	8,379,400	522,875
Edwards Lifesciences Corp.1	5,690,000	504,874
Vertex Pharmaceuticals Inc.1	7,969,000	430,246
Alexion Pharmaceuticals, Inc.1	8,830,000	418,719
Aetna Inc.	9,311,000	406,704
Bristol-Myers Squibb Co.	13,860,000	398,614
Baxter International Inc.	6,670,000	396,998
Hospira, Inc.1	6,740,000	372,655
Celgene Corp.1	5,420,000	330,132
Boston Scientific Corp.1	44,645,000	320,551
Novo Nordisk A/S, Class B2	2,527,400	317,292
Life Technologies Corp.1	5,815,000	302,206
Human Genome Sciences, Inc.1	9,400,000	257,278
Medtronic, Inc.	5,825,000	237,077
Illumina, Inc.1	3,175,000	228,854
ResMed Inc.1	6,733,827	216,829
Zimmer Holdings, Inc.1	3,180,000	215,477
Johnson & Johnson	3,050,000	205,234
Thermo Fisher Scientific Inc.1	2,965,000	194,059
Hologic, Inc.1	7,095,000	152,543
Abbott Laboratories	2,619,407	136,864
Covance Inc.1	2,250,000	132,435
Teva Pharmaceutical Industries Ltd. (ADR)	1,875,000	95,438
Thoratec Corp.1	1,273,000	44,262
Fresenius SE1,2	1,176,253	—
		15,308,933

INDUSTRIALS — 8.59%
Union Pacific Corp.	20,990,280	2,203,350
CSX Corp.	15,331,710	1,215,805
General Dynamics Corp.	12,661,400	939,729
Caterpillar Inc.	7,500,000	793,500
Norfolk Southern Corp.	9,205,900	674,884
Ingersoll-Rand PLC	12,110,800	604,329
Boeing Co.	7,700,000	600,831
United Technologies Corp.	6,175,000	541,980
United Parcel Service, Inc., Class B	6,250,000	459,312
Precision Castparts Corp.	2,918,000	458,418
Lockheed Martin Corp.	5,870,146	457,284
Southwest Airlines Co.	36,889,000	436,397
Delta Air Lines, Inc.1	39,590,000	399,067
United Continental Holdings, Inc.1	16,399,250	396,042
Stericycle, Inc.1	4,239,000	377,653
Wolseley PLC2	10,650,000	361,182
General Electric Co.	15,000,000	294,600
Deere & Co.	3,295,000	283,634
3M Co.	2,936,900	277,185
Iron Mountain Inc.	7,880,000	267,999
Atlas Copco AB, Class A2	8,115,000	214,627
Jardine Matheson Holdings Ltd.2	5,080,000	266,193
Cummins Inc.	2,525,000	265,731
PACCAR Inc	5,150,000	257,500
KBR, Inc.	6,575,289	245,390
Joy Global Inc.	2,238,600	200,690
SGS SA2	75,000	149,189
MTU Aero Engines Holding AG2	1,877,000	143,927
Northrop Grumman Corp.	1,100,000	71,819
Roper Industries, Inc.	820,003	68,446
AMR Corp.1	4,750,000	29,782
		13,956,475

MATERIALS — 7.01%
Syngenta AG2	3,860,000	1,333,179
Barrick Gold Corp.	25,500,000	1,217,880
Praxair, Inc.	11,032,437	1,167,673
Newmont Mining Corp.	17,648,000	998,347
Freeport-McMoRan Copper & Gold Inc.	17,500,000	903,700
BHP Billiton PLC2	14,765,000	585,396
Rio Tinto PLC2	8,345,000	583,889
Cliffs Natural Resources Inc.	5,700,000	516,990
Sigma-Aldrich Corp.3	6,655,000	467,780
Dow Chemical Co.	12,403,700	448,146
CRH PLC2	17,569,763	383,267
Celanese Corp., Series A	6,300,000	328,167
Potash Corp. of Saskatchewan Inc.	5,755,000	325,733
Nitto Denko Corp.2	6,000,000	314,399
United States Steel Corp.	5,732,200	264,312
ArcelorMittal2	6,800,000	228,302
Israel Chemicals Ltd.2	14,000,000	227,554
Sino-Forest Corp.1	9,900,000	196,907
Nucor Corp.	4,550,000	192,647
Steel Dynamics, Inc.	10,850,000	185,535
FMC Corp.	1,500,000	126,525
Alcoa Inc.	7,000,000	117,670
Monsanto Co.	1,490,000	105,850
Ecolab Inc.	800,000	43,904
Kuraray Co., Ltd.2	2,290,000	34,572
Air Products and Chemicals, Inc.	335,000	31,855
Akzo Nobel NV2	412,000	29,797
AK Steel Holding Corp.	1,940,881	29,695
		11,389,671

CONSUMER STAPLES — 5.28%
Philip Morris International Inc.	26,166,700	1,877,461
Costco Wholesale Corp.	17,535,000	1,446,287
CVS/Caremark Corp.	31,300,000	1,210,997
Avon Products, Inc.	19,900,000	591,229
PepsiCo, Inc.	6,450,000	458,724
Kerry Group PLC, Class A2,3	8,965,824	384,501
Altria Group, Inc.	13,336,700	374,228
Wilmar International Ltd.2	70,000,000	303,029
Molson Coors Brewing Co., Class B	5,370,011	250,511
Diageo PLC2	11,500,000	245,147
Colgate-Palmolive Co.	2,421,500	211,954
Estée Lauder Companies Inc., Class A	2,009,000	205,943
Procter & Gamble Co.	3,060,000	205,020
Coca-Cola Co.	3,065,000	204,773
Whole Foods Market, Inc.	2,783,000	170,208
British American Tobacco PLC2	3,750,000	168,543
L’Oréal SA2	1,010,000	127,339
General Mills, Inc.	2,470,000	98,232
Shoppers Drug Mart Corp.	1,025,000	42,815
		8,576,941

TELECOMMUNICATION SERVICES — 1.66%
América Móvil, SAB de CV, Series L (ADR)	15,720,000	828,444
SOFTBANK CORP.2	17,343,300	674,354
Crown Castle International Corp.1	9,318,250	385,869
American Tower Corp., Class A1	5,615,000	311,520
MetroPCS Communications, Inc.1	12,051,771	215,727
China Telecom Corp. Ltd., Class H2	117,510,000	70,495
Telephone and Data Systems, Inc., special common shares	2,303,100	65,638
Leap Wireless International, Inc.1	3,900,000	65,559
CenturyLink, Inc.	1,224,674	52,894
Sprint Nextel Corp., Series 11	3,674,800	21,497
Broadview Networks Holdings, Inc., Class A1,2,5	31,812	—
		2,691,997

UTILITIES — 0.26%
Edison International	7,254,300	285,529
RRI Energy, Inc.1	17,302,000	69,035
NRG Energy, Inc.1	2,500,000	61,900
		416,464

MISCELLANEOUS — 4.82%
Other common stocks in initial period of acquisition		7,837,582

Total common stocks (cost: $112,261,859,000)		151,962,178

Preferred stocks — 0.04%

INFORMATION TECHNOLOGY — 0.04%
Zynga Inc., Class C1,2,5	4,740,144	66,500

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series B1,2,5	1,272	49

Total preferred stocks (cost: $87,500,000)		66,549

Warrants — 0.02%

FINANCIALS — 0.01%
Citigroup Inc., Class A, warrants, expire 20191	15,075,000	10,703
Washington Mutual, Inc., warrants, expire 20131,2	2,857,142	—
		10,703

MISCELLANEOUS — 0.01%
Other warrants in initial period of acquisition		20,086

Total warrants (cost: $52,482,000)		30,789

	Shares or
Convertible securities — 0.21%	principal amount

CONSUMER DISCRETIONARY — 0.13%
Groupon Inc., Series G, convertible preferred1,2,5	3,007,282	192,466
Johnson Controls, Inc. 11.50% convertible preferred 2012, units2	99,040	19,053
		211,519

TELECOMMUNICATION SERVICES — 0.04%
Clearwire Corp. 8.25% convertible notes 20404	$65,000,000	65,487

MISCELLANEOUS — 0.04%
Other convertible securities in initial period of acquisition		57,000

Total convertible securities (cost: $215,016,000)		334,006

	Principal amount	Value
Bonds & notes — 0.05%	(000)	(000)

TELECOMMUNICATION SERVICES — 0.03%
LightSquared, Term Loan B, 12.00% 20146,7,8	$29,057	$31,309
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	4,000	4,395
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	12,000	13,125
		48,829

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.02%
Federal Home Loan Bank 0.18% 20119	25,000	25,009

CONSUMER DISCRETIONARY — 0.00%
MGM Resorts International 13.00% 2013	4,125	4,997

Total bonds & notes (cost: $72,033,000)		78,835

Short-term securities — 6.03%

Freddie Mac 0.106%–0.301% due 6/6/2011–5/7/2012	3,889,212	3,886,601
Fannie Mae 0.10%–0.281% due 6/1/2011–5/3/2012	1,473,598	1,472,929
U.S. Treasury Bills 0.02%–0.291% due 7/28/2011–3/8/2012	1,064,150	1,063,556
Federal Home Loan Bank 0.18%–0.331% due 6/7/2011–2/13/2012	812,600	811,958
Federal Farm Credit Banks 0.19%–0.432% due 6/8/2011–4/4/2012	767,500	767,161
Coca-Cola Co. 0.12%–0.24% due 7/1–9/9/20114	447,600	447,498
JPMorgan Chase & Co. 0.15% due 8/5–8/17/2011	191,300	191,207
Jupiter Securitization Co., LLC 0.13%–0.28% due 6/10–8/26/20114	185,000	184,940
Straight-A Funding LLC 0.17%–0.20% due 7/5–8/4/20114	177,673	177,633
Johnson & Johnson 0.19%–0.23% due 7/13–10/4/20114	172,300	172,257
CAFCO, LLC 0.11% due 7/1/2011	75,000	74,993
Ciesco LLC 0.13%–0.19% due 6/17–8/23/2011	43,832	43,825
Procter & Gamble Co. 0.10%–0.15% due 6/15–6/23/20114	110,500	110,493
Merck & Co. Inc. 0.11% due 6/15/20114	100,000	99,995
Private Export Funding Corp. 0.19%–0.321% due 7/6–11/22/20114	95,000	94,952
Wal-Mart Stores, Inc. 0.08% due 6/22/20114	80,000	79,996
Bank of America Corp. 0.09% due 6/1–6/2/2011	58,500	58,500
John Deere Capital Corp. 0.12% due 7/8/20114	43,400	43,395
Cisco Systems, Inc. 0.10% due 6/30/20114	4,440	4,440

Total short-term securities (cost: $9,783,205,000)		9,786,329

Total investment securities (cost: $122,472,095,000)		162,258,686
Other assets less liabilities		154,708

Net assets		$162,413,394

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $20,678,409,000, which represented 12.73% of the net assets of the fund. This amount includes $20,400,341,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,707,458,000, which represented 1.05% of the net assets of the fund.
5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the next page.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets
Groupon Inc., Series G, convertible preferred	12/17/2010	$95,000	$192,466	.12%
Zynga Inc., Class C	2/18/2011	66,500	66,500	.04
Broadview Networks Holdings, Inc., Series B	7/7/2000–3/6/2002	21,000	49	.00
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	—	—	.00
Total restricted securities		$182,500	$259,015	.16%

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $31,309,000, which represented .02% of the net assets of the fund.
9Coupon rate may change periodically.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended May 31, 2011, appear below.

						Value of
					Dividend or	affiliates at
	Beginning shares			Ending shares or	interest income	5/31/2011
	or principal	Additions	Reductions	principal amount	(000)	(000)

DIRECTV, Class A	32,560,000	8,715,000	1,605,000	39,670,000	$—	$1,993,814
EOG Resources, Inc.	9,284,837	4,425,100	—	13,709,937	5,688	1,496,303
Allergan, Inc.	5,540,000	10,415,400	—	15,955,400	1,979	1,319,990
First Solar, Inc.	4,229,800	1,340,000	900	5,568,900	—	691,936
Linear Technology Corp.	19,850,000	—	—	19,850,000	14,094	686,611
Intuitive Surgical, Inc.	1,805,100	169,500	10,000	1,964,600	—	685,645
Virgin Media Inc.	—	19,765,400	—	19,765,400	1,426	644,747
KLA-Tencor Corp.	10,940,000	—	—	10,940,000	8,205	471,514
Sigma-Aldrich Corp.	6,455,000	200,000	—	6,655,000	3,429	467,780
Avago Technologies Ltd.*	9,591,220	2,670,000	—	12,261,220	1,594	414,307
Kerry Group PLC, Class A	8,965,824	—	—	8,965,824	3,694	384,501
Flextronics International Ltd.	40,080,464	—	—	40,080,464	—	290,182
AMR Corp.†	16,950,000	—	12,200,000	4,750,000	—	—
AMR Corp. 6.25% convertible notes 2014†	$8,000,000	—	$8,000,000	—	205	—
Corning Inc.†	88,230,000	11,500,000	29,685,000	70,045,000	11,791	—
CRH PLC†	32,675,233	8,955,000	24,060,470	17,569,763	19,435	—
Edwards Lifesciences Corp.†	5,975,800	1,769,200	2,055,000	5,690,000	—	—
FMC Technologies, Inc.†	6,000,000	6,000,000	—	12,000,000	—	—
Harman International Industries, Inc.†	3,772,000	—	1,519,130	2,252,870	117	—
St. Jude Medical, Inc.†	16,825,000	3,188,000	7,525,000	12,488,000	2,623	—
Strayer Education, Inc.†	904,000	—	904,000	—	934	—
Syngenta AG†	4,650,000	850,399	1,640,399	3,860,000	—	—
United States Steel Corp.†	7,232,200	—	1,500,000	5,732,200	860	—
Vertex Pharmaceuticals Inc.†	13,155,175	—	5,186,175	7,969,000	—	—
Xilinx, Inc.†	16,267,400	—	7,900,000	8,367,400	6,075	—
					$82,149	$9,547,330
*This security was an unaffiliated issuer in its initial period of acquisition at 8/31/2010; it was not publicly disclosed.
†Unaffiliated issuer at 5/31/2011.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$29,294,664	$2,359,161	*	$—	$31,653,825
Consumer discretionary	22,799,131	2,231,423	*	—	25,030,554
Energy	18,361,054	1,081,335	*	—	19,442,389
Financials	11,756,240	3,901,107	*	—	15,657,347
Health care	14,991,641	317,292	*	—	15,308,933
Industrials	12,821,357	1,135,118	*	—	13,956,475
Materials	7,669,316	3,720,355	*	—	11,389,671
Consumer staples	7,348,382	1,228,559	*	—	8,576,941
Telecommunication services	1,947,148	744,849	*	—	2,691,997
Utilities	416,464	—		—	416,464
Miscellaneous	4,156,440	3,681,142	*	—	7,837,582
Preferred stocks	—	—		66,549	66,549
Warrants	30,789	—		—	30,789
Convertible securities	—	141,540		192,466	334,006
Bonds & notes	—	78,835		—	78,835
Short-term securities	—	9,786,329		—	9,786,329
Total	$131,592,626	$30,407,045		$259,015	$162,258,686

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $20,400,341,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended May 31, 2011 (dollars in thousands):

	Beginning value	Transfers			Net realized	Unrealized	Ending value
	at 9/1/2010	into Level 3†	Purchases	Sales	loss	appreciation	at 5/31/2011
Investment securities	$25	$24	$161,500	$(1)	$(162)	$97,629	$259,015

Net unrealized appreciation during the period on Level 3 investment securities held at May 31, 2011 (dollars in thousands):							$97,467

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$41,539,052
Gross unrealized depreciation on investment securities	(2,676,873)
Net unrealized appreciation on investment securities	38,862,179
Cost of investment securities for federal income tax purposes	123,396,507

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
CAD = Canadian dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-905-0711O-S29468

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: July 29, 2011

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: July 29, 2011